Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 9 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	As of March 31,
	2025	2026	2026
	S$	S$	US$
Leasehold buildings and leasehold improvement*	8,288,008	9,640,784	7,473,054
Computers	70,635	84,464	65,472
Office equipment	49,695	49,992	38,751
Machinery	530,182	530,183	410,971
Furniture, fixtures & fittings	61,971	78,183	60,604
Motor vehicles	2,745,758	3,065,864	2,376,504
Subtotal	11,746,249	13,449,470	10,425,356
Less: Accumulated depreciation and amortization	(5,346,692)	(5,943,892)	(4,607,407)
Property, plant and equipment, net	6,399,557	7,505,578	5,817,949

*	Leasehold buildings and leasehold improvements include construction in progress of S$433,263 and S$1,729,689 (US$1,340,768) as of March 31, 2025 and 2026, respectively. The related construction projects are expected to be completed by February 2028 and February 2029, respectively. These projects are financed through bank borrowings, as disclosed in Note 12.

Depreciation expenses of owned assets for the years ended March 31, 2024, 2025 and 2026 amounted to S$316,843, S$339,675 and S$360,248 (US$279,240), respectively. Certain leasehold properties are pledged to the banks for the Company’s bank loans (Note 12).

No impairment loss had been recognized during the years ended March 31, 2024, 2025 and 2026, respectively.

The carrying value of property, plant and equipment on finance lease arrangements held by the Company are summarized as follows:

	As of March 31,
	2025	2026	2026
	S$	S$	US$
Motor vehicles	2,241,131	2,098,687	1,626,797
Less: Accumulated amortization	(1,406,214)	(1,246,164)	(965,964)
Motor vehicles, net	834,917	852,523	660,833

Amortization expenses of assets under finance lease arrangements for the years ended March 31, 2024, 2025 and 2026 amounted to S$219,170, S$270,036 and S$322,117 (US$249,684), respectively.